Income Tax Expense (Deferred Taxes) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating and other loss carry forwards	$ 3	$ 3
Other	21	22
Total deferred tax assets	24	25
Property and equipment	55	52
Trademarks and other intangibles	91	89
Investments in unconsolidated affiliates	44	39
Deferred Tax Liabilities, Other	0	1
Total deferred tax liabilities	190	181
Net deferred income tax liabilities	$ 166	$ 156